Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 22  - Balances and Transactions with Related Parties

A.	Balances with related parties:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Accounts receivable	-	407
Due from affiliates	391	388

B.	Transactions with related parties:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Purchases from Parent and affiliates	-	1,555	1,955
Interest income from Parent	15	31	-	*
Sales to Parent and affiliates	142	2,397	83

*  Less than $1 thousand

Unpaid balances between Parent and its subsidiaries in Israel and the Company bear interest at 5.5%.

Registration Rights Agreement with Parent

On March 1, 2004, the Company entered into a registration rights agreement providing for the Company to register with the SEC certain of its ordinary shares held by Parent. This registration rights agreement may be used in connection with future offerings of ordinary shares, and includes, among others, the following terms: (a) Parent is entitled to make up to three demands that the Company registers its ordinary shares held by Parent, subject to delay due to market conditions; (b) Parent will be entitled to participate and sell the Company's ordinary shares in any future registration statements initiated by the Company, subject to delay due to market conditions; (c) the Company will indemnify Parent in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions other than information provided by Parent, and Parent will indemnify the Company in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions in written statements by Parent made for the purpose of their inclusion in such registration statements; and (d) the Company will pay all expenses related to registrations which the Company has initiated, except for certain underwriting discounts or commissions or legal fees, and Parent will pay all expenses related to a registration initiated at its demand in which the Company is not participating.

On December 30, 2004, the Registration Rights Agreement with Parent was amended. The amendment concerns primarily the grant of unlimited shelf registration rights thereunder to Parent with respect to its holdings in the Company, and the assignability of those shelf registration rights to its  transferees.

Employment Agreements with the Active Chairman and the EVP

Effective 1998 through 2012, the relationship between the Company and its Chief Financial Officer (1998-2001) and Executive Vice President-  Business & Strategy ("EVP") (2001-2012), was regulated by the provisions as stipulated in his employment agreement dated January 1, 1998. Pursuant to changes made to this agreement in 2005, the EVP dedicated 40% of his time to work for Parent. The EVP received from the Company 60% of a full time salary and was compensated directly by the Parent for the remaining 40% of his time. In October, 2011 the EVP's terms of employment were re-approved by the General Meeting of Shareholders for a consecutive three years period. As of November 2012, the EVP also began serving as the chief executive officer of an affiliate which is also controlled by the Parent, while continuing to dedicate 40% of his time to work for the Parent. Accordingly, in order to accommodate his new position in the affiliate, the EVP's employment agreement with the Company is expected to be reconsidered.

Effective January 1, 1998, the Company entered into an employment agreement with its now Active Chairman of the Board of Directors ("Active Chairman"). Pursuant to latest changes made to this agreement in 2010, the Chairman dedicates 25% of his time in providing consulting and management services for Parent through Amitec - Advanced Multilayer Interconnect Technologies Ltd. - a wholly owned subsidiary of the Parent ("Amitec"). The Active Chairman receives from the Company 75% of a full time salary and is compensated directly by Amitec for the remaining 25% of his time.

The Active Chairman of the Board of Directors serves as the Chairman of Parent, and the EVP as a director of Parent.

The Active Chairman and EVP do not receive any additional compensation for their service as the Company's directors.